Labor obligations (Tables)	12 Months Ended
Dec. 31, 2023
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2023	2022	2021
Discount rate (see note 5 a.)	9.85%	9.6%	7.9%
Expected rate of salary increase	5.8%	5.8%	5.8%
Average longevity at retirement age for current employees (years)	14	14	14
Inflation	4.0%	4.0%	4.0%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2023		2022		2021
Service cost:
Current service cost	Ps.	9,013	Ps.	9,883	Ps.	9,535
Net interest expense		12,153		10,053		8,936
Reductions and terminations		—		(2,422)		—
Components of defined benefit costs recognized in profit or loss		21,166		17,514		18,471
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		6,105		(31,009)		2,094
Actuarial gains and losses arising from experience adjustments		(3,916)		9,751		(6,414)
Components of defined benefit costs recognized in other comprehensive income (loss)		2,189		(21,258)		(4,320)
Total	Ps.	23,355	Ps.	(3,744)	Ps.	14,151

Schedule of the amount included in the consolidated statement of financial position arising from the Company's obligation in respect of its defined benefit plans

	December 31,
	2023		2022		2021
Present value of defined benefit obligations	Ps.	143,058	Ps.	121,477	Ps.	129,199

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2023		2022		2021
Present value of defined benefit obligation as of January 1,	Ps.	121,477	Ps.	129,199	Ps.	115,691
Current service cost		9,013		9,883		9,535
Interest cost		12,153		10,053		8,936
Reductions and terminations		—		(2,422)		—
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		6,105		(31,009)		2,094
Actuarial gains and losses arising from experience adjustments		(3,916)		9,751		(6,414)
Benefits paid		(1,774)		(3,978)		(643)
Present value of defined benefit obligation	Ps.	143,058	Ps.	121,477	Ps.	129,199

Schedule of expected cash flows from pension plans and seniority premium benefits

	Pensions		Seniority premium
Year	plan		Benefits		Total
2024	Ps.	10,772	Ps.	2,122	Ps.	12,894
2025		—		1,787		1,787
2026		2,816		2,582		5,398
2027		3,574		2,534		6,108
From 2028 and later		130,829		43,183		174,012
Total	Ps.	147,991	Ps.	52,208	Ps.	200,199